Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2025		$ 230,044
2026	1,324,782	230,044
2027	1,324,782	230,044
2028	1,324,782	230,044
2029	1,201,139	115,022
2030	379,091
Total	5,554,576	1,035,198
Less: Imputed interest	563,675	88,492
Present value of lease liabilities	$ 4,990,901	$ 946,706